Income Taxes (Details) - Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate [Abstract]
Net loss before income tax (benefit) expense	$ (7,321,333)	$ (6,860,106)	$ (3,796,645)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (1,830,333)	$ (1,715,027)	$ (949,161)
Effect of income tax rate differences in jurisdictions other than the PRC	563,279	362,253	123,889
Expenses not deductible for tax purpose and non-taxable income	277,404	53,798	6,856
Additional deduction of R&D expenses	(50,958)
Effect of preferential tax rates	21,922
Effect on valuation allowance	956,239	1,826,095	399,011
Income tax (benefit) expense	$ (62,447)	$ 527,119	$ (419,405)